INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Investments in associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in associates and joint ventures
Balance at the beginning of the period	$ 2,179	$ 201	$ 265
Acquisitions		2,113
Share of (loss) / profit of joint ventures and associates	(412)	48	14
Reclassified to assets held for sale			(19)
Share of other comprehensive loss of joint ventures	(12)
Impairment of joint ventures and associates	(110)	(99)
Foreign currency translation	276	(84)	(59)
Balance at the end of the period	1,921	2,179	201
Italy Joint Venture
Investments in associates and joint ventures
Balance at the beginning of the period	2,053
Acquisitions		2,113
Share of (loss) / profit of joint ventures and associates	(390)	59
Share of other comprehensive loss of joint ventures	(12)
Foreign currency translation	270	(119)
Balance at the end of the period	1,921	2,053
Euroset
Investments in associates and joint ventures
Balance at the beginning of the period	126	199	237
Share of (loss) / profit of joint ventures and associates	(22)	(10)	18
Impairment of joint ventures and associates	(110)	(99)
Foreign currency translation	$ 6	36	(56)
Balance at the end of the period		126	199
Other
Investments in associates and joint ventures
Balance at the beginning of the period		2	28
Share of (loss) / profit of joint ventures and associates		(1)	(4)
Reclassified to assets held for sale			(19)
Foreign currency translation		$ (1)	(3)
Balance at the end of the period			$ 2